Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Receivables from financial services		¥ 5,414,550	¥ 5,161,165
Unearned interest income and fees		(8,894)	(8,681)
Current assets		1,794,654	1,878,358
Non-current assets		3,619,896	3,282,807
Receivables from financial services		5,414,550	5,161,165
Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	[1]	4,847,906	4,440,364
Allowance for credit losses		(34,286)	(60,241)	¥ (39,760)	¥ (36,675)
Receivables from financial services	[1]	4,847,906	4,440,364
Finance lease [member]
Disclosure of financial assets [line items]
Allowance for credit losses		(813)	(690)	(730)	(821)
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		486,138	666,992
Allowance for credit losses		(2,267)	(2,537)	¥ (2,713)	¥ (1,906)
Receivables from financial services		486,138	666,992
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services		5,460,810	5,233,314
Receivables from financial services		5,460,810	5,233,314
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services		4,847,906	4,440,364
Receivables from financial services		4,847,906	4,440,364
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services		126,766	125,958
Receivables from financial services		126,766	125,958
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		486,138	666,992
Receivables from financial services		486,138	666,992
Financial Services receivables [member]
Disclosure of financial assets [line items]
Allowance for credit losses		¥ (37,366)	¥ (63,468)

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.